Financial Instruments and Risk Management - Schedule of Fair Value Due to the Short-term Nature (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Level 2 [Member] | Derivative financial liabilities – Warrants from public offerings [Member]
Schedule of Fair Value Due to the Short-term Nature ]Line Items[
Financial assets & liabilities
Level 3 [Member] | Derivative Financial Asset - Option LPC Purchase Agreement [Member]
Schedule of Fair Value Due to the Short-term Nature ]Line Items[
Financial assets & liabilities		$ 293,630